Offerings	Sep. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value ("Common Shares")
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,305.00
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of each pre-funded warrant will equal the price per share at which Common Shares are being sold to the public in this offering, minus $0.0001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.0001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the Common Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants), if any, is $15,000,000.